Note 11 - Stock Incentive Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.   Stock Incentive Plan:

A summary of the status of the Company's non-vested shares as of December 31, 2013 and March 31, 2014 is presented below:

	Non-vested Shares	Weighted average grant date fair value
As of December 31, 2013 and as of March 31, 2014	21,034	$366.24

The compensation expense recognized in the three months ended March 31, 2013 was $69and is included in General and administrative expenses in the unaudited interim condensed consolidated  statements of comprehensive income. As of March 31, 2014, the total unrecognized compensation cost related to non-vested share awards is $0. The non-vested shares will only vest on change of control.

The total fair value of shares vested during the three months ended March 31, 2013 was $50. In the three months ended March 31, 2014 period no shares were vested.

On December 18, 2013 the Board of Directors granted 7,148 shares to the Company’s Chief Executive Officer at a price of $11.20 per share to be issued to Sovereign Holdings Inc., a company wholly owned by our Chief Executive Officer, in accordance with the CEO’s employment contract dated September 1, 2010. The shares vest six months from the date of grant, with any unvested restricted stock vesting upon his termination from the Company for any reason (including resignation). However, as the shares granted to the Company’s CEO do not contain any future service vesting conditions, all such shares are considered vested shares on the grant date. These shares were issued on January 17, 2014.

The Company estimates the future forfeitures of non-vested shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

No dividends were paid in the three months ended March 31, 2013 and 2014.

13.        Stock Incentive Plan:

Starting on July 1, 2005 and on various grant dates (the "grant dates") thereafter, as outlined below, the Company granted shares pursuant to the Company's 2005 Stock Incentive Plan as from time to time amended ("the Plan"), which was adopted in April 2005 to provide certain key persons (the "Participants"), on whose initiatives and efforts the successful conduct of the Company's business depends, and who are responsible for the management, growth and protection of the Company's business, with incentives to: (a) enter into and remain in the service of the Company, a Company's subsidiary, or Company's joint venture, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company (whether directly or indirectly) through enhancing the long-term performance of a Company subsidiary or Company joint venture. The granted shares have no exercise price and constitute a bonus in nature.

In the case where restricted shares were granted, there were signed "Restricted Stock Agreements" between the Company and the Participants on the respective grant dates. Under these agreements, the Participants have the right to receive dividends and the right to vote the shares, subject to the following restrictions:

i.      Grants to Company's CEO. The Company's CEO shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares other than to a Company, which is wholly owned by the Company's CEO. The restrictions lapse on the earlier of (i) the time specified in the relevant Restricted Stock Agreement or (ii) the termination of the Company's CEO employment with the Company for any reason. As the shares granted to the Company's CEO do not contain any future service vesting conditions, all such shares are considered vested shares on the grant date.

ii. Grants to Other Participants. The Participants (officers, independent and executive members of the Board, Company's employees and consultants) shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares. The restrictions lapse on the time specified in the relevant Restricted Stock Agreement conditioned upon the Participant's continued employment with the Company from the date of the agreement until the date the restrictions lapse (the "vesting period").

In the event the Participant's employment with the Company terminates for any reason before the end of the vesting period, that Participant shall forfeit all rights to all Shares that have not yet vested as of such date of termination. Dividends earned during the vesting period will not be returned to the Company, even if the unvested shares are ultimately forfeited. As these Shares granted to other than the CEO Participants contain a time-based service vesting condition, such shares are considered non-vested shares on the grant date.

The following table presents grants pursuant to the Plan's issuance from 2009 onwards:

Grant Date	Number of Shares	Issued to	Vesting Period (according to the way stock-based compensation is expensed)
December 21, 2009	4,285	New Non-Executive Directors	proportionately over a period of 5 years
December 21, 2009	7,142	CEO	on the grant date
October 29, 2010	3,571	Officer	15 equal monthly installments (1st vesting on the grant date)
October 29, 2010	7,138	Officer	15 equal monthly installments (1st vesting on the grant date)
December 2, 2010	7,142	CEO	on the grant date
December 1, 2011	7,142	CEO	on the grant date
February 12, 2013	7,142	CEO	on the grant date
September 26, 2013	7,142	Officer	on the grant date
September 26, 2013	5,714	Officer	on the grant date
December 18, 2013	7,142	CEO	on the grant date

All share amounts have been adjusted for the 1:7 reverse stock split effected on April 21, 2014.

A summary of the status of the Company's non-vested shares as of December 31, 2013 and movement during the year ended December 31, 2013, is presented below:

	Non-vested Shares	Weighted average grant date fair value
As of January 1, 2013	22,106	$365.75
Granted and issued shares	20,000	$10.64
Granted and non issued shares	7,142	$11.20
Vested	(28,214)	$23.87
As of December 31, 2013	21,034	$366.24

The compensation expense recognized in the years ended December 31, 2011, 2012 and 2013 was $1,412, $378 and $345 and is included in General and administrative expenses in the consolidated statements of comprehensive income/(loss). As of December 31, 2013, the total unrecognized compensation cost related to non-vested share awards is $0. The weighted average grant date fair value of shares granted, vested and forfeited for the years 2011, 2012 and 2013 was $335.65, $365.75 and $66.24 respectively.

The total fair value of shares vested during the years ended December 31, 2012 and 2013 was $51 and $309 respectively.

On December 18, 2013 the Board of Directors granted 7,142 shares to the Company's Chief Executive Officer at a price of $11.20 per share to be issued to Sovereign Holdings Inc., a company wholly owned by our Chief Executive Officer, in accordance with the CEO's employment contract dated September 1, 2010. The shares vest six months from the date of grant, with any unvested restricted stock vesting upon his termination from the Company for any reason (including resignation). However, as the shares granted to the Company's Chief Executive Officer do not contain any future service vesting conditions, all such shares are considered vested shares on the grant date. The compensation expense of $80 is included in General and administrative expenses in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2013. These shares were issued on January 17, 2014.

The Company estimates the future forfeitures of non-vested shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

No dividends were paid in the years ended December 31, 2011, 2012 and 2013.